Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000006391
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed Emerging Markets Fund
Class Name	Class I
Trading Symbol	EITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↓ Underweight exposure to Taiwan as robust demand for semiconductors drove strong performance in Taiwan’s equity market

↓ Underweight exposure to India as its equity market performed well against a backdrop of broad GDP growth, with all sectors posting double-digit gains

↓ Overweight exposure to Thailand as political uncertainties, a sluggish economy, and a fall in its currency weighed on equity performance

↑ Underweight exposure to China as Chinese stock prices declined amid a gloomy economic outlook and weak investor sentiment

↑ Overweight exposure to Turkey as markets responded positively to the government’s transition toward more conventional fiscal and monetary policies

↑ Overweight exposure to Peru as its stock market performed well against a backdrop of economic expansion, with its best GDP growth since 2021

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
6/14	$1,000,000	$1,000,000
9/14	$978,419	$965,049
12/14	$897,123	$921,576
3/15	$894,045	$942,214
6/15	$900,658	$948,753
9/15	$765,061	$778,962
12/15	$755,857	$784,098
3/16	$813,947	$828,898
6/16	$822,890	$834,382
9/16	$867,851	$909,698
12/16	$847,313	$871,814
3/17	$930,256	$971,593
6/17	$965,663	$1,032,508
9/17	$1,029,164	$1,114,011
12/17	$1,076,874	$1,196,853
3/18	$1,099,524	$1,213,811
6/18	$1,000,644	$1,117,193
9/18	$992,601	$1,104,967
12/18	$934,743	$1,022,490
3/19	$1,001,315	$1,123,870
6/19	$1,021,961	$1,130,685
9/19	$975,215	$1,082,686
12/19	$1,051,658	$1,210,851
3/20	$735,628	$925,103
6/20	$872,658	$1,092,376
9/20	$914,583	$1,196,788
12/20	$1,098,506	$1,432,511
3/21	$1,118,981	$1,465,253
6/21	$1,203,230	$1,539,209
9/21	$1,171,749	$1,414,654
12/21	$1,149,095	$1,396,100
3/22	$1,104,658	$1,298,723
6/22	$979,073	$1,150,022
9/22	$906,138	$1,016,936
12/22	$1,008,459	$1,115,604
3/23	$1,041,239	$1,159,736
6/23	$1,064,958	$1,170,140
9/23	$1,048,968	$1,135,910
12/23	$1,115,863	$1,225,247
3/24	$1,136,177	$1,254,265
6/24	$1,162,377	$1,316,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	9.15%	2.61%	1.51%
MSCI Emerging Markets Index (net of foreign withholding taxes)Footnote Reference1	12.55%	3.09%	2.79%

AssetsNet	$ 499,909,313
Holdings Count | Holding	1,410
Advisory Fees Paid, Amount	$ 2,200,510
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$499,909,313
# of Portfolio Holdings	1,410
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,200,510

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.6%
North America	1.0%
Africa	8.9%
Middle East	10.9%
Emerging Europe	13.5%
Latin America	13.8%
Asia	51.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
Updated Prospectus Web Address	www.eatonvance.com/parametric-fund-documents.php